Short Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Short Term Bank Loans [Abstract]
Schedule of Short Term Bank Loans	Short-term bank loans consisted of the following loans:
Lender	December 31, 2023	Term	Effective Interest Rate
Industrial and Commercial Bank of China (ICBC)	422,541	November 20, 2023 to November 20, 2024	3.45%
Dongying Bank	1,408,471	November 03, 2023 to November 03, 2024	6.90%
China Everbright Bank	$140,847	January 12, 2023 to January 11, 2024	4.35%
Total	1,971,859
Less: current portion	1,971,859
Long term portion	$-
Lender	December 31, 2022	Term	Effective Interest Rate
China Everbright Bank	$434,959	August 26, 2022 to August 25, 2023	4.35%
Total	434,959
Less: current portion	434,959
Long term portion	$-